UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22268
Van Kampen Partners Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 3/31
Date of reporting period: 12/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.3%
Aerospace & Defense 6.2%
Boeing Co.	1,338	$72,426
GenCorp, Inc. (a)	1,779	12,453
Goodrich Corp.	200	12,850
Honeywell International, Inc.	2,066	80,987
Lockheed Martin Corp.	437	32,928

		211,644

Alternative Carriers 0.5%
TW Telecom, Inc., Class A (a)	1,028	17,620

Aluminum 0.8%
Alcoa, Inc.	1,686	27,178

Apparel, Accessories & Luxury Goods 1.9%
Coach, Inc.	1,466	53,553
Jones Apparel Group, Inc.	733	11,772

		65,325

Apparel Retail 2.0%
Chico’s FAS, Inc. (a)	952	13,376
Gap, Inc.	657	13,764
Ross Stores, Inc.	267	11,404
Stein Mart, Inc. (a)	1,730	18,442
TJX Cos., Inc.	348	12,719

		69,705

Auto Parts & Equipment 1.5%
Exide Technologies (a)	1,521	10,814
TRW Automotive Holdings Corp. (a)	1,738	41,504

		52,318

Automotive Retail 1.0%
AutoZone, Inc. (a)	126	19,917

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Automotive Retail (continued)
O’Reilly Automotive, Inc. (a)	379	$14,447

		34,364

Cable & Satellite 0.4%
DIRECTV, Class A (a)	404	13,473

Casinos & Gaming 0.4%
International Game Technology	696	13,064

Coal & Consumable Fuels 0.6%
Peabody Energy Corp.	441	19,938

Commercial Printing 1.3%
M&F Worldwide Corp. (a)	1,084	42,818

Communications Equipment 0.3%
QUALCOMM, Inc.	234	10,825

Computer Hardware 1.8%
Apple, Inc. (a)	235	49,552
IBM Corp.	100	13,090

		62,642

Computer Storage & Peripherals 2.7%
NetApp, Inc. (a)	495	17,023
Quantum Corp. (a)	3,907	11,448
Seagate Technology (Cayman Islands)	1,563	28,431
Western Digital Corp. (a)	768	33,907

		90,809

Construction & Farm Machinery & Heavy Trucks 2.0%
Caterpillar, Inc.	968	55,167
Oshkosh Corp.	339	12,553

		67,720

Consumer Finance 0.4%
Nelnet, Inc., Class A	865	14,904

Data Processing & Outsourced Services 1.9%
Automatic Data Processing, Inc.	1,484	63,545

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Department Stores 0.5%
Dillard’s, Inc., Class A	972	$17,933

Distributors 0.5%
Genuine Parts Co.	424	16,095

Diversified Banks 1.0%
Grupo Financiero Galicia SA, Class B — ADR (Argentina) (a)	5,646	32,521

Diversified Chemicals 3.4%
Ashland, Inc.	283	11,212
Du Pont (E.I.) de Nemours & Co.	1,529	51,481
Huntsman Corp.	4,626	52,228

		114,921

Education Services 0.5%
Apollo Group, Inc., Class A (a)	146	8,844
ITT Educational Services, Inc. (a)	81	7,773

		16,617

Electric Utilities 0.5%
Unisource Energy Corp.	516	16,610

Electrical Components & Equipment 2.4%
Emerson Electric Co.	1,937	82,516

Fertilizers & Agricultural Chemicals 0.3%
Monsanto Co.	115	9,401

Food Distributors 2.2%
Sysco Corp.	2,661	74,348

Footwear 0.8%
Crocs, Inc. (a)	1,725	9,919

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Footwear (continued)
Skechers U.S.A., Inc., Class A (a)	607	$17,852

		27,771

Gold 0.5%
AngloGold Ashanti Ltd. — ADR (South Africa)	158	6,349
Newmont Mining Corp.	242	11,449

		17,798

Health Care Equipment 0.9%
Intuitive Surgical, Inc. (a)	69	20,929
Medtronic, Inc.	197	8,664

		29,593

Health Care Facilities 1.5%
Health Management Associates, Inc., Class A (a)	2,553	18,560
Kindred Healthcare, Inc. (a)	917	16,928
Tenet Healthcare Corp. (a)	2,738	14,758

		50,246

Home Furnishing Retail 0.5%
Pier 1 Imports, Inc. (a)	3,110	15,830

Home Furnishings 0.4%
La-Z-Boy, Inc. (a)	1,458	13,895

Home Improvement Retail 1.0%
Home Depot, Inc.	1,176	34,022

Household Products 2.3%
Central Garden & Pet Co., Class A (a)	1,192	11,848
Kimberly-Clark Corp.	104	6,626
Procter & Gamble Co.	979	59,357

		77,831

Housewares & Specialties 0.5%
American Greetings Corp., Class A	836	18,216

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Independent Power Producers & Energy Traders 0.3%
Dynegy, Inc., Class A (a)	6,243	$11,300

Industrial Conglomerates 0.3%
General Electric Co.	695	10,515

Industrial Machinery 1.9%
Illinois Tool Works, Inc.	917	44,007
Ingersoll-Rand PLC (Ireland)	589	21,051

		65,058

Integrated Oil & Gas 7.9%
BP PLC — ADR (United Kingdom)	827	47,941
Chevron Corp.	1,014	78,068
Exxon Mobil Corp.	914	62,326
Occidental Petroleum Corp.	115	9,355
Total SA — ADR (France)	1,143	73,198

		270,888

Integrated Telecommunication Services 4.1%
AT&T, Inc.	2,768	77,587
Verizon Communications, Inc.	1,848	61,224

		138,811

Internet Retail 2.5%
Amazon.com, Inc. (a)	208	27,980
Netflix, Inc. (a)	183	10,091
Priceline.com, Inc. (a)	214	46,759

		84,830

Internet Software & Services 1.5%
Google, Inc., Class A (a)	85	52,698

Investment Banking & Brokerage 0.7%
Goldman Sachs Group, Inc.	146	24,651

IT Consulting & Other Services 1.7%
Cognizant Technology Solutions Corp., Class A (a)	861	39,003

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

IT Consulting & Other Services (continued)
Unisys Corp. (a)	457	$17,622

		56,625

Life & Health Insurance 0.5%
Protective Life Corp.	1,128	18,668

Life Sciences Tools & Services 0.4%
Life Technologies Corp. (a)	262	13,684

Managed Health Care 1.0%
Health Net, Inc. (a)	1,455	33,887

Oil & Gas Drilling 0.7%
Diamond Offshore Drilling, Inc.	246	24,211

Oil & Gas Equipment & Services 1.3%
Halliburton Co.	307	9,238
National-Oilwell Varco, Inc.	280	12,345
Oil States International, Inc. (a)	561	22,042

		43,625

Oil & Gas Exploration & Production 0.6%
Anadarko Petroleum Corp.	343	21,410

Oil & Gas Refining & Marketing 0.7%
Tesoro Corp.	1,288	17,452
World Fuel Services Corp.	238	6,376

		23,828

Packaged Foods & Meats 2.2%
Green Mountain Coffee Roasters, Inc. (a)	262	21,345
JM Smucker Co.	143	8,830
Kraft Foods, Inc., Class A	1,589	43,189

		73,364

Paper Products 1.1%
International Paper Co.	1,452	38,885

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Pharmaceuticals 5.6%
Abbott Laboratories	963	$51,992
Bristol-Myers Squibb Co.	502	12,676
Eli Lilly & Co.	357	12,748
Johnson & Johnson	726	46,762
Merck & Co., Inc.	1,800	65,772

		189,950

Property & Casualty Insurance 1.8%
Travelers Cos., Inc.	1,246	62,126

Publishing 0.7%
Valassis Communications, Inc. (a)	1,351	24,669

Restaurants 3.4%
Darden Restaurants, Inc.	463	16,238
Domino’s Pizza, Inc. (a)	1,580	13,240
McDonald’s Corp.	971	60,629
Starbucks Corp. (a)	1,060	24,444

		114,551

Semiconductor Equipment 0.9%
Amkor Technology, Inc. (a)	1,970	14,105
Veeco Instruments, Inc. (a)	548	18,106

		32,211

Semiconductors 1.7%
Intel Corp.	2,345	47,838
RF Micro Devices, Inc. (a)	2,037	9,717

		57,555

Soft Drinks 3.9%
Coca-Cola Co.	1,118	63,726
Coca-Cola Enterprises, Inc.	1,258	26,670
Cott Corp. (Canada) (a)	1,811	14,850
PepsiCo, Inc.	475	28,880

		134,126

Specialized Finance 0.5%
IntercontinentalExchange, Inc. (a)	163	18,305

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Steel 0.3%
Nucor Corp.	234	$10,916

Systems Software 2.3%
BMC Software, Inc. (a)	449	18,005
Microsoft Corp.	1,187	36,191
Oracle Corp.	972	23,853

		78,049

Technology Distributors 1.5%
SYNNEX Corp. (a)	452	13,858
Tech Data Corp. (a)	786	36,675

		50,533

Tobacco 1.9%
Philip Morris International, Inc.	633	30,504
Universal Corp.	737	33,615

		64,119

Total Long-Term Investments 99.3% (Cost $2,941,207)		3,388,104

Repurchase Agreements 0.7%
Banc of America Securities ($8,288 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $8,288)		8,288
JPMorgan Chase & Co. ($13,432 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $13,432)		13,432

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($280 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $280)	$280

Total Repurchase Agreements 0.7% (Cost $22,000)	22,000

Total Investments 100.0% (Cost $2,963,207)	3,410,104

Other Assets in Excess of Liabilities 0.0%	1,364

Net Assets 100.0%	$3,411,468

Percentages are calculated as a percentage of net assets.

(a)   Non-income producing security.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Common Stocks
Aerospace & Defense	$211,644	$—	$—	$211,644
Alternative Carriers	17,620	—	—	17,620
Aluminum	27,178	—	—	27,178
Apparel Retail	69,705	—	—	69,705
Apparel, Accessories & Luxury Goods	65,325	—	—	65,325
Auto Parts & Equipment	52,318	—	—	52,318
Automotive Retail	34,364	—	—	34,364
Cable & Satellite	13,473	—	—	13,473
Casinos & Gaming	13,064	—	—	13,064
Coal & Consumable Fuels	19,938	—	—	19,938
Commercial Printing	42,818	—	—	42,818
Communications Equipment	10,825	—	—	10,825

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Common Stocks (continued)
Computer Hardware	$62,642	$—	$—	$62,642
Computer Storage & Peripherals	90,809	—	—	90,809
Construction & Farm Machinery & Heavy Trucks	67,720	—	—	67,720
Consumer Finance	14,904	—	—	14,904
Data Processing & Outsourced Services	63,545	—	—	63,545
Department Stores	17,933	—	—	17,933
Distributors	16,095	—	—	16,095
Diversified Banks	32,521	—	—	32,521
Diversified Chemicals	114,921	—	—	114,921
Education Services	16,617	—	—	16,617
Electric Utilities	16,610	—	—	16,610
Electrical Components & Equipment	82,516	—	—	82,516
Fertilizers & Agricultural Chemicals	9,401	—	—	9,401
Food Distributors	74,348	—	—	74,348
Footwear	27,771	—	—	27,771
Gold	17,798	—	—	17,798
Health Care Equipment	29,593	—	—	29,593
Health Care Facilities	50,246	—	—	50,246
Home Furnishing Retail	15,830	—	—	15,830
Home Furnishings	13,895	—	—	13,895
Home Improvement Retail	34,022	—	—	34,022
Household Products	77,831	—	—	77,831
Housewares & Specialties	18,216	—	—	18,216
Independent Power Producers & Energy Traders	11,300	—	—	11,300
Industrial Conglomerates	10,515	—	—	10,515
Industrial Machinery	65,058	—	—	65,058
Integrated Oil & Gas	270,888	—	—	270,888
Integrated Telecommunication Services	138,811	—	—	138,811
Internet Retail	84,830	—	—	84,830
Internet Software & Services	52,698	—	—	52,698
Investment Banking & Brokerage	24,651	—	—	24,651
IT Consulting & Other Services	56,625	—	—	56,625
Life & Health Insurance	18,668	—	—	18,668
Life Sciences Tools & Services	13,684	—	—	13,684
Managed Health Care	33,887	—	—	33,887
Oil & Gas Drilling	24,211	—	—	24,211
Oil & Gas Equipment & Services	43,625	—	—	43,625
Oil & Gas Exploration & Production	21,410	—	—	21,410
Oil & Gas Refining & Marketing	23,828	—	—	23,828
Packaged Foods & Meats	73,364	—	—	73,364
Paper Products	38,885	—	—	38,885
Pharmaceuticals	189,950	—	—	189,950
Property & Casualty Insurance	62,126	—	—	62,126
Publishing	24,669	—	—	24,669
Restaurants	114,551	—	—	114,551
Semiconductor Equipment	32,211	—	—	32,211
Semiconductors	57,555	—	—	57,555
Soft Drinks	134,126	—	—	134,126
Specialized Finance	18,305	—	—	18,305
Steel	10,916	—	—	10,916

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Level 1	Level 2 Other Significant	Level 3 Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Common Stocks (continued)
Systems Software	$78,049	$—	$—	$78,049
Technology Distributors	50,533	—	—	50,533
Tobacco	64,119	—	—	64,119
Repurchase Agreements	—	22,000	—	22,000

Total Investments in an Asset Position	$3,388,104	$22,000	$—	$3,410,104

Van Kampen O’Shaughnessy Enhanced Dividend Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 100.0%
Brazil 3.5%
Cia Siderurgica Nacional SA — ADR	1,518	$48,470
Companhia de Bebidas das Americas — ADR	167	16,882
Gerdau SA — ADR	3,345	56,965
Tele Norte Leste Participacoes SA — ADR	635	13,602

		135,919

Canada 6.8%
BCE, Inc.	3,639	100,473
EnCana Corp.	396	12,826
Rogers Communications, Inc., Class B	1,529	47,399
TELUS Corp.	2,567	79,962
Thomson Reuters Corp.	705	22,736

		263,396

China 2.4%
China Mobile Ltd. — ADR	691	32,083
CNOOC Ltd. — ADR	221	34,354
PetroChina Co., Ltd. — ADR	233	27,718

		94,155

Finland 0.5%
Nokia Corp. — ADR	1,403	18,029

France 5.3%
AXA SA — ADR	1,204	28,511
France Telecom SA — ADR	4,269	107,750
Total SA — ADR	1,088	69,675

		205,936

Germany 8.0%
Allianz SE — ADR	4,069	50,659
BASF SE — ADR	906	56,263
Daimler AG	538	28,675
Deutsche Bank AG	311	22,053
Deutsche Lufthansa AG — ADR	3,052	51,579

Van Kampen O’Shaughnessy Enhanced Dividend Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Germany (continued)
Deutsche Telekom AG — ADR	6,921	$101,739

		310,968

Greece 0.9%
Hellenic Telecommunications Organization SA — ADR	4,827	36,299

Ireland 1.1%
CRH PLC — ADR	1,620	44,275

Italy 2.8%
ENI SpA — ADR	1,791	90,643
Telecom Italia SpA — ADR	1,277	19,704

		110,347

Japan 2.5%
Nintendo Co., Ltd. — ADR	1,293	38,557
Nissan Motor Co., Ltd. — ADR (a)	2,577	45,432
NTT DoCoMo, Inc. — ADR	1,020	14,260

		98,249

Luxembourg 0.8%
ArcelorMittal	661	30,241

Mexico 1.2%
America Movil SAB de CV — ADR	342	16,067
Telefonos de Mexico SAB de CV — ADR	1,916	31,767

		47,834

Netherlands 1.3%
Koninklijke Philips Electronics NV	1,710	50,342

Norway 0.3%
StatoilHydro ASA — ADR	523	13,028

Portugal 2.4%
Portugal Telecom SGPS SA — ADR	7,534	91,463

Van Kampen O’Shaughnessy Enhanced Dividend Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Republic of China (Taiwan) 0.7%
AU Optronics Corp. — ADR	2,239	$26,846

Republic of Korea (South Korea) 0.9%
KB Financial Group, Inc. — ADR	257	13,069
SK Telecom Co., Ltd. — ADR	1,462	23,772

		36,841

Russia 2.5%
Mobile TeleSystems — ADR	1,977	96,655

South Africa 0.6%
Sasol Ltd. — ADR	607	24,244

Spain 3.8%
Banco Santander SA — ADR	2,966	48,761
Repsol YPF SA — ADR	1,480	39,457
Telefonica SA — ADR	689	57,545

		145,763

Switzerland 0.6%
Tyco Electronics Ltd.	924	22,684

United Kingdom 12.0%
AstraZeneca PLC — ADR	1,517	71,208
BAE Systems PLC — ADR	2,503	58,019
Barclays PLC — ADR	1,956	34,426
BP PLC — ADR	1,789	103,708
Rio Tinto PLC — ADR	129	27,785
Royal Dutch Shell PLC — ADR	1,298	78,023
Vodafone Group PLC — ADR	3,966	91,575

		464,744

United States 39.1%
Aflac, Inc.	328	15,170
Alcoa, Inc.	1,148	18,506
Altria Group, Inc.	2,991	58,713

Van Kampen O’Shaughnessy Enhanced Dividend Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
AT&T, Inc.	3,910	$109,597
Bristol-Myers Squibb Co.	3,171	80,068
Capital One Financial Corp.	714	27,375
Chevron Corp.	602	46,348
ConAgra Foods, Inc.	686	15,812
ConocoPhillips	1,088	55,564
Dow Chemical Co.	1,087	30,034
Du Pont (E.I.) de Nemours & Co.	727	24,478
Eastman Chemical Co.	244	14,699
Eli Lilly & Co.	2,171	77,527
Home Depot, Inc.	873	25,256
Honeywell International, Inc.	1,137	44,570
Intel Corp.	1,016	20,726
International Paper Co.	1,615	43,250
Limited Brands, Inc.	1,413	27,186
Lockheed Martin Corp.	264	19,892
Marathon Oil Corp.	729	22,759
Marsh & McLennan Cos., Inc.	526	11,614
MeadWestvaco Corp.	935	26,769
Merck & Co., Inc.	1,885	68,878
Norfolk Southern Corp.	486	25,476
Northrop Grumman Corp.	668	37,308
Pfizer, Inc.	3,269	59,463
PNC Financial Services Group, Inc.	253	13,356
Qwest Communications International, Inc.	19,887	83,724
Reynolds American, Inc.	2,129	112,773
Sara Lee Corp.	3,455	42,082
Sysco Corp.	1,583	44,229
U.S. Bancorp	921	20,732
Valero Energy Corp.	2,340	39,195
Verizon Communications, Inc.	2,908	96,342

Van Kampen O’Shaughnessy Enhanced Dividend Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Waste Management, Inc.	1,269	$42,905
Wells Fargo & Co.	687	18,542

		1,520,918

Total Long-Term Investments 100.0% (Cost $3,439,691)		3,889,176

Repurchase Agreements 2.7%
Banc of America Securities ($39,935 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $39,935)		39,935
JPMorgan Chase & Co. ($64,715 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $64,715)		64,715
State Street Bank & Trust Co. ($1,350 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $1,350)		1,350

Total Repurchase Agreements 2.7% (Cost $106,000)		106,000

Total Investments 102.7% (Cost $3,545,691)		3,995,176

Liabilities in Excess of Other Assets (2.7%)		(105,141)

Net Assets 100.0%		$3,890,035

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.

ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Van Kampen O’Shaughnessy Enhanced Dividend Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant		Percent
	Quoted	Observable	Unobservable		of Net
Investments	Prices	Events	Inputs	Total	Assets

Investments in an Asset Position
Common Stocks
Integrated Telecommunication Services	$929,967	$—	$—	$929,967	23.9%
Integrated Oil & Gas	571,167	—	—	571,167	14.7
Pharmaceuticals	357,143	—	—	357,143	9.2
Wireless Telecommunication Services	321,811	—	—	321,811	8.3
Tobacco	171,486	—	—	171,486	4.4
Aerospace & Defense	159,790	—	—	159,790	4.1
Diversified Banks	157,582	—	—	157,582	4.1
Steel	135,676	—	—	135,676	3.5
Diversified Chemicals	125,473	—	—	125,473	3.2
Multi-Line Insurance	79,170	—	—	79,170	2.0
Automobile Manufacturers	74,108	—	—	74,108	1.9
Paper Products	70,019	—	—	70,019	1.8
Packaged Foods & Meats	57,894	—	—	57,894	1.5
Airlines	51,579	—	—	51,579	1.3
Industrial Conglomerates	50,342	—	—	50,342	1.3
Oil & Gas Exploration & Production	47,181	—	—	47,181	1.2
Construction Materials	44,275	—	—	44,275	1.1
Food Distributors	44,229	—	—	44,229	1.1
Environmental & Facilities Services	42,905	—	—	42,905	1.1
Oil & Gas Refining & Marketing	39,195	—	—	39,195	1.0
Home Entertainment Software	38,557	—	—	38,557	1.0
Diversified Metals & Mining	27,785	—	—	27,785	0.7
Consumer Finance	27,375	—	—	27,375	0.7
Apparel Retail	27,186	—	—	27,186	0.7
Electronic Equipment Manufacturers	26,846	—	—	26,846	0.7
Railroads	25,476	—	—	25,476	0.7
Home Improvement Retail	25,256	—	—	25,256	0.7
Publishing	22,736	—	—	22,736	0.6
Electronic Manufacturing Services	22,684	—	—	22,684	0.6
Semiconductors	20,726	—	—	20,726	0.5
Aluminum	18,506	—	—	18,506	0.5
Communications Equipment	18,029	—	—	18,029	0.5
Brewers	16,882	—	—	16,882	0.4
Life & Health Insurance	15,170	—	—	15,170	0.4
Regional Banks	13,356	—	—	13,356	0.3
Insurance Brokers	11,614	—	—	11,614	0.3
Repurchase Agreements	—	106,000	—	106,000	2.7

Total Investments in an Asset Position	$3,889,176	$106,000	$—	$3,995,176	102.7%

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.0%
Australia 5.3%
Australia and New Zealand Banking Group Ltd.	868	$17,660
BlueScope Steel Ltd.	4,639	12,801
David Jones Ltd.	5,298	25,493
JB Hi-Fi Ltd.	2,862	57,560
National Australia Bank Ltd.	976	23,749
Telstra Corp., Ltd.	13,939	42,717
Wesfarmers Ltd.	1,575	43,789

		223,769

Austria 1.4%
Immofinanz AG (a)	2,510	8,992
Oesterreichische Post AG	895	24,418
Voestalpine AG	672	24,504

		57,914

Belgium 0.7%
Dexia SA (a)	2,345	14,751
KBC Groep NV (a)	375	16,240

		30,991

Bermuda 0.4%
Noble Group Ltd.	8,000	18,329

Brazil 0.2%
Tele Norte Leste Participacoes SA — ADR	489	10,474

Canada 2.3%
InterOil Corp. (a)	301	23,120
Metro, Inc., Class A	510	19,126
Penn West Energy Trust	2,072	36,467
Thomson Reuters Corp.	561	18,092

		96,805

China 2.1%
Angang Steel Co., Ltd., Class H	5,733	12,476

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

China (continued)
New World Development Co., Ltd.	7,000	$14,287
Weichai Power Co., Ltd.	7,644	61,333

		88,096

Denmark 0.5%
DS Norden	507	20,270

Egypt 0.7%
Orascom Construction Industries — GDR	650	29,352

Finland 3.4%
Metso Corp. Oyj	724	25,455
Neste Oil Oyj	1,944	34,477
Rautaruukki Oyj	2,349	53,934
YIT OYJ	1,312	27,033

		140,899

France 3.6%
France Telecom SA	2,506	62,568
PPR	125	14,979
Renault SA (a)	375	19,095
Vivendi	1,820	53,730

		150,372

Germany 4.9%
Commerzbank AG (a)	1,781	14,932
Deutsche Lufthansa AG	1,408	23,638
Deutsche Telekom AG	4,072	60,139
Hochtief AG	198	15,131
RWE AG	471	45,771
Suedzucker AG	1,334	27,697
ThyssenKrupp AG	445	16,760

		204,068

Greece 2.5%
Alpha Bank AE (a)	1,712	19,806

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Greece (continued)
EFG Eurobank Ergasias SA (a)	1,246	$13,819
Marfin Investment Group SA (a)	4,911	13,968
OPAP SA	2,032	44,485
Piraeus Bank SA (a)	1,227	14,000

		106,078

Hungary 1.1%
Magyar Telekom Telecommunications PLC — ADR	1,726	32,967
Magyar Telekom Telecommunications PLC	3,106	12,063

		45,030

Israel 2.9%
Bank Leumi Le (a)	8,686	39,597
Bezeq Israeli Telecommunication Corp., Ltd.	5,668	14,271
Cellcom Israel Ltd.	1,607	50,561
Partner Communications Co., Ltd.	860	17,452

		121,881

Italy 3.1%
Ansaldo STS SpA	1,297	24,610
Enel SpA	9,770	56,734
ENI SpA	1,849	47,074

		128,418

Japan 5.5%
Fujikura Ltd.	2,867	14,728
Funai Electric Co., Ltd.	482	24,183
GS Yuasa Corp.	4,778	35,066
Iseki & Co., Ltd. (a)	6,000	19,023
K’s Holdings Corp.	900	26,824
NHK Spring Co., Ltd.	2,867	26,586
Nippon Sharyo Ltd.	4,000	25,411
Pigeon Corp.	300	11,684
Tokai Rika Co., Ltd.	1,200	27,005

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Toyoda Gosei Co., Ltd.	700	$21,066

		231,576

Jersey Channel Islands 0.6%
Petrofac Ltd.	1,596	26,576

Liberia 0.3%
Excel Maritime Carriers Ltd. (a)	1,955	12,043

Luxembourg 0.8%
Evraz Group SA — GDR (a)	1,250	34,777

Netherlands 0.8%
ING Groep NV (a)	1,435	13,872
Randstad Holding NV (a)	375	18,542

		32,414

Norway 1.1%
DnB NOR ASA (a)	2,433	26,411
Norwegian Air Shuttle AS (a)	944	18,621

		45,032

Poland 2.6%
KGHM Polska Miedz SA	2,262	83,576
Telekomunikacja Polska SA	4,356	24,000

		107,576

Republic of Korea (South Korea) 1.5%
Hanwha Chem Corp.	2,480	28,577
Korea Zinc Co., Ltd.	78	13,591
LG Corp.	364	22,746

		64,914

Singapore 1.1%
Singapore Airlines Ltd.	1,000	10,559
Wilmar International Ltd.	8,000	36,306

		46,865

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

South Africa 0.5%
Telkom South Africa Ltd.	4,217	$21,261

Spain 0.9%
Banco Santander SA	1,165	19,141
Telvent GIT SA	462	18,009

		37,150

Sweden 1.0%
NCC AB, Ser B	1,066	17,516
Swedbank AB, Class A (a)	2,315	23,029

		40,545

Turkey 6.0%
Arcelik AS (a)	7,900	30,779
Tupras-Turkiye Petrol Rafinerileri AS	3,210	63,559
Turk Hava Yollari Anonim Ortakligi	24,383	93,019
Turk Telekomunikasyon AS	13,442	40,913
Turkiye Halk Bankasi AS	2,960	23,569

		251,839

United Kingdom 5.5%
Antofagasta PLC	1,671	26,495
BP PLC — ADR	377	21,855
Eurasian Natural Resources Corp.	906	13,363
Home Retail Group PLC	6,963	31,740
J Sainsbury PLC	3,456	17,969
Marks & Spencer Group PLC — ADR	1,026	13,338
Misys PLC (a)	3,728	12,872
Mondi PLC	5,626	30,399
Thomas Cook Group PLC	3,260	12,107
TUI Travel PLC	7,200	29,634
Vedanta Resources PLC	470	19,425

		229,197

United States 34.7%
99 Cents Only Stores (a)	991	12,952

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Aaron’s, Inc.	748	$20,742
Altria Group, Inc.	2,194	43,068
American Greetings Corp., Class A	1,704	37,130
American Italian Pasta Co., Class A (a)	874	30,407
AmeriCredit Corp. (a)	1,230	23,419
Ashland, Inc.	549	21,751
Avis Budget Group, Inc. (a)	2,934	38,494
Beacon Roofing Supply, Inc. (a)	934	14,944
Boise, Inc. (a)	1,928	10,238
Brunswick Corp.	1,376	17,489
Bucyrus International, Inc.	265	14,938
Capital One Financial Corp.	335	12,844
CarMax, Inc (a)	775	18,794
Carter’s, Inc. (a)	913	23,966
Coca-Cola Enterprises, Inc.	1,328	28,154
Conseco, Inc. (a)	2,384	11,920
Cooper Tire & Rubber Co.	1,399	28,050
Cracker Barrel Old Country Store, Inc.	370	14,056
Dillard’s, Inc., Class A	1,767	32,601
Dollar Thrifty Automotive Group, Inc. (a)	2,023	51,809
Dollar Tree, Inc. (a)	416	20,093
Domtar Corp. (a)	250	13,853
Family Dollar Stores, Inc.	703	19,565
Foot Locker, Inc.	1,337	14,894
Ford Motor Co. (a)	1,591	15,910
Group 1 Automotive, Inc. (a)	507	14,373
hhgregg, Inc. (a)	893	19,673
International Paper Co.	994	26,619
Jabil Circuit, Inc.	1,387	24,092
Jos. A. Bank Clothiers, Inc. (a)	534	22,529
Limited Brands, Inc.	944	18,163

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Lumber Liquidators Holdings, Inc. (a)	1,070	$28,676
Macy’s, Inc.	866	14,514
MasTec, Inc. (a)	1,681	21,013
Meritage Homes Corp. (a)	872	16,856
NewMarket Corp.	268	30,758
Nu Skin Enterprises, Inc., Class A	635	17,062
Oshkosh Corp. (a)	880	32,586
P.F. Chang’s China Bistro, Inc. (a)	357	13,534
Panera Bread Co., Class A (a)	296	19,823
Par Pharmaceutical Cos., Inc. (a)	502	13,584
Penske Automotive Group, Inc. (a)	1,501	22,785
Pier 1 Imports, Inc. (a)	1,656	8,429
Qwest Communications International, Inc.	13,346	56,187
R.R. Donnelley & Sons Co.	1,605	35,743
Radian Group, Inc.	2,164	15,819
Reynolds American, Inc.	1,159	61,392
Rock-Tenn Co., Class A	537	27,070
Ross Stores, Inc.	378	16,144
Sally Beauty Holdings, Inc. (a)	1,835	14,038
Schweitzer-Mauduit International, Inc.	453	31,869
Tech Data Corp. (a)	375	17,498
Tenneco Automotive, Inc. (a)	1,335	23,670
Tetra Tech, Inc. (a)	547	14,862
TRW Automotive Holdings Corp. (a)	1,463	34,936
Tupperware Brands Corp.	493	22,959
Unisys Corp. (a)	597	23,020
United Natural Foods, Inc. (a)	594	15,884
Universal Forest Products, Inc.	346	12,736
Verizon Communications, Inc.	705	23,357
Virgin Media, Inc.	1,577	26,541

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
World Fuel Services Corp.	952	$25,504

		1,456,379

Total Common Stocks 98.0%		4,110,890

Preferred Stocks 0.8%
Brazil 0.2%
Eletropaulo Metropolitana SA, Class B	439	8,639

Germany 0.6%
ProSiebenSat.1 Media AG	2,249	26,040

Total Preferred Stocks 0.8%		34,679

Total Long-Term Investments 98.8% (Cost $3,532,084)		4,145,569

Repurchase Agreements 2.6%
Banc of America Securities ($40,688 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $40,688)		40,688
JPMorgan Chase & Co. ($65,936 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $65,936)		65,936

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($1,376 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $1,376)	$1,376

Total Repurchase Agreements 2.6% (Cost $108,000)	108,000

Total Investments 101.4% (Cost $3,640,084)	4,253,569
Foreign Currency 0.4% (Cost $15,621)	15,796
Liabilities in Excess of Other Assets (1.8%)	(75,964)

Net Assets 100.0%	$4,193,401

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Exchange have been value at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $2,483,699.
     (a) Non-income producing security.
     ADR — American Depositary Receipt
     GDR — Global Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited) continued
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
          Level 1—quoted prices in active markets for identical investments
          Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
          Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable		Percent of
Investment	Quoted Prices	Observable Inputs	Inputs	Total	Net Assets
Investments in an Asset Position
Common Stocks & Preferred
Agricultural Products	$—	$64,003	$—	$64,003	1.5%
Air Freight & Logistics	—	24,417	—	24,417	0.6
Airlines	—	145,836	—	145,836	3.5
Apparel Retail	71,731	—	—	71,731	1.7
Apparel, Accessories & Luxury Goods	23,966	—	—	23,966	0.6
Application Software	—	12,872	—	12,872	0.3
Auto Parts & Equipment	58,606	74,657	—	133,263	3.2
Automobile Manufacturers	15,910	19,095	—	35,005	0.8
Automotive Retail	55,952	—	—	55,952	1.3
Broadcasting & Cable TV	—	26,040	—	26,040	0.6
Broadcasting — Diversified	26,541	—	—	26,541	0.6
Building Products	12,736	—	—	12,736	0.3
Casinos & Gaming	—	44,485	—	44,485	1.1
Catalog Retail	—	31,740	—	31,740	0.8
Commercial Printing	35,743	—	—	35,743	0.8
Commodity Chemicals	—	28,577	—	28,577	0.7
Computer & Electronics Retail	19,673	84,384	—	104,057	2.5
Construction & Engineering	21,013	89,032	—	110,045	2.6
Construction & Farm Machinery & Heavy Trucks	47,524	105,768	—	153,292	3.7
Consumer Electronics	—	24,183	—	24,183	0.6
Consumer Finance	36,263	—	—	36,263	0.9
Department Stores	60,453	40,471	—	100,924	2.4
Diversified Banks	—	266,705	—	266,705	6.4
Diversified Chemicals	21,751	—	—	21,751	0.5
Diversified Metals & Mining	—	156,451	—	156,451	3.7
Electric Utilities	—	65,373	—	65,373	1.5
Electrical Components & Equipment	—	49,794	—	49,794	1.2
Electronic Manufacturing Services	24,092	—	—	24,092	0.6
Environmental & Facilities Services	14,862	—	—	14,862	0.3
Food Distributors	15,884	—	—	15,884	0.4
Food Retail	19,125	17,969	—	37,094	0.9
General Merchandise Stores	52,610	—	—	52,610	1.3
Highways & Railtracks	—	24,610	—	24,610	0.6
Home Furnishing Retail	29,171	—	—	29,171	0.7
Home Improvement Retail	28,676	—	—	28,676	0.7
Homebuilding	16,856	—	—	16,856	0.4
Hotels, Resorts & Cruise Lines	—	41,741	—	41,741	1.0
Household Appliances	—	30,779	—	30,779	0.7
Household Products	—	11,684	—	11,684	0.3
Housewares & Specialties	60,089	—	—	60,089	1.4
Human Resource & Employment Services	—	18,542	—	18,542	0.4
Industrial Conglomerates	—	66,535	—	66,535	1.6
Industrial Machinery	—	25,455	—	25,455	0.6
Integrated Oil & Gas	44,975	47,074	—	92,049	2.2
Integrated Telecommunication Services	122,984	277,933	—	400,917	9.6
Investment Banking & Brokerage	—	13,968	—	13,968	0.3
IT Consulting & Other Services	41,029	—	—	41,029	1.0
Leisure Products	17,489	—	—	17,489	0.4
Life & Health Insurance	11,920	—	—	11,920	0.3

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable		Percent of
Investment	Quoted Prices	Observable Inputs	Inputs	Total	Net Assets
Marine	$12,043	$20,270	$—	$32,313	0.8%
Movies & Entertainment	—	53,729	—	53,729	1.3
Multi-Utilities	—	45,771	—	45,771	1.1
Oil & Gas Equipment & Services	—	26,576	—	26,576	0.6
Oil & Gas Exploration & Production	36,467	—	—	36,467	0.9
Oil & Gas Refining & Marketing	25,504	98,036	—	123,540	2.9
Other Diversified Financial Services	—	13,872	—	13,872	0.3
Packaged Foods & Meats	30,407	—	—	30,407	0.7
Paper Packaging	37,308	—	—	37,308	0.9
Paper Products	72,340	30,399	—	102,739	2.5
Personal Products	17,063	—	—	17,063	0.4
Pharmaceuticals	13,584	—	—	13,584	0.3
Publishing	18,092	—	—	18,092	0.4
Real Estate Management & Development	—	23,279	—	23,279	0.6
Restaurants	47,413	—	—	47,413	1.1
Soft Drinks	28,154	—	—	28,154	0.7
Specialty Chemicals	30,758	—	—	30,758	0.7
Specialty Stores	14,038	—	—	14,038	0.3
Steel		155,252	—	155,252	3.7
Technology Distributors	17,498	—	—	17,498	0.4
Thrifts & Mortgage Finance	15,819	—	—	15,819	0.4
Tires & Rubber	28,050	—	—	28,050	0.7
Tobacco	104,461	—	—	104,461	2.5
Trading Companies & Distributors	14,944	18,329	—	33,273	0.8
Trucking	90,303	—	—	90,303	2.1
Wireless Telecommunication Services	—	68,013	—	68,013	1.6
Repurchase Agreements	—	108,000	—	108,000	2.6

Total Investments in an Asset Position	$1,661,870	$2,591,699	$—	$4,253,569	101.4%

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.2%
Australia 8.4%
Ansell Ltd.	911	$8,884
Australia and New Zealand Banking Group Ltd.	1,903	38,718
Commonwealth Bank of Australia	806	39,302
David Jones Ltd.	12,407	59,699
Macquarie Group Ltd.	543	23,248
Metcash Ltd.	5,594	22,390
National Australia Bank Ltd.	1,701	41,391
Telstra Corp., Ltd.	13,632	41,776
Wesfarmers Ltd.	2,083	57,913
Westpac Banking Corp.	538	12,110

		345,431

Austria 1.1%
Erste Group Bank AG	484	17,941
Voestalpine AG	809	29,500

		47,441

Belgium 3.1%
Belgacom SA	1,309	47,215
Colruyt SA	79	19,048
Dexia SA (a)	2,078	13,072
D’Ieteren NV	95	37,803
KBC Groep NV (a)	236	10,220

		127,358

Bermuda 2.2%
Dairy Farm International Holdings Ltd.	3,405	20,343
Esprit Holdings Ltd.	4,561	30,018
Jardine Strategic Holdings Ltd.	3	53
Noble Group Ltd.	17,025	39,006

		89,420

China 1.8%
BOC Hong Kong Holdings Ltd.	19,390	43,609

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

China (continued)
Galaxy Entertainment Group Ltd. (a)	70,939	$28,999

		72,608

Denmark 0.8%
Danske Bank A/S (a)	1,368	31,148

Finland 1.8%
Kone Oyj, Class B	508	21,712
Sampo Oyj, Class A	783	19,003
Tieto Oyj	502	10,378
UPM-Kymmene Oyj	1,825	21,705

		72,798

France 9.0%
BNP Paribas	342	26,989
Bouygues SA	521	27,171
Credit Agricole SA	2,121	36,977
France Telecom SA	2,430	60,671
Publicis Groupe	521	21,135
Schneider Electric SA	468	54,219
SEB SA	203	11,500
Sodexo	220	12,565
Total SA	861	55,174
Vivendi	2,195	64,800

		371,201

Germany 11.0%
BASF SE	1,239	76,851
Bilfinger Berger AG	351	26,993
Deutsche Bank AG	321	22,625
Deutsche Telekom AG	4,371	64,555
E.ON AG	1,290	53,854
Freenet AG (a)	1,276	17,159
Fresenius Medical Care AG & Co. KGaA	186	9,848

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Germany (continued)
Metro AG	213	$12,983
RWE AG	561	54,517
Suedzucker AG	926	19,226
ThyssenKrupp AG	2,010	75,701
United Internet AG (a)	1,403	18,554

		452,866

Greece 4.7%
Alpha Bank AE (a)	2,266	26,215
EFG Eurobank Ergasias SA (a)	2,577	28,580
Folli-Follie SA	1,065	20,085
Hellenic Telecommunications Organization SA	3,086	45,184
OPAP SA	2,006	43,916
Piraeus Bank SA (a)	2,464	28,115

		192,095

Italy 6.4%
Danieli & Co. Officine Meccaniche SpA	358	8,817
Enel SpA	10,096	58,627
ENI SpA	2,529	64,386
Intesa Sanpaolo SpA (a)	3,525	15,794
Parmalat SpA	8,951	25,081
Sorin SpA (a)	27,447	52,316
UniCredit SpA (a)	11,373	37,831

		262,852

Japan 10.6%
Fukuyama Transporting Co., Ltd.	2,838	13,028
Funai Electric Co., Ltd.	378	18,965
GS Yuasa Corp.	5,675	41,649
Hankyu Hanshin Holdings, Inc.	3,783	16,795
Ines Corp.	4,351	33,553
Iseki & Co., Ltd. (a)	8,513	26,990
Kaken Pharmaceutical Co., Ltd.	1,892	16,032

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Kandenko Co., Ltd.	2,838	$17,824
K’s Holdings Corp.	1,513	45,095
Nippon Flour Mills Co., Ltd.	3,783	18,764
Nippon Kayaku Co., Ltd.	2,838	25,575
Nippon Sharyo Ltd.	7,567	48,072
Nippon Soda Co., Ltd.	5,675	20,416
Rinnai Corp.	284	13,659
Ryosan Co., Ltd.	568	13,324
Sanki Engineering Co., Ltd.	1,892	13,254
SHO-BOND Holdings Co., Ltd.	946	15,570
Softbank Corp.	946	22,111
Transcosmos, Inc. (a)	1,892	15,166

		435,842

Luxembourg 0.8%
Acergy SA	996	15,706
Oriflame Cosmetics SA	290	17,291

		32,997

Netherlands 3.3%
Fugro NV-CVA	177	10,108
Imtech NV	990	26,567
ING Groep NV-CVA (a)	2,768	26,759
Koninklijke Ahold NV	1,317	17,472
Koninklijke KPN NV	3,248	55,092

		135,998

New Zealand 3.3%
Fletcher Building Ltd.	9,094	52,484
Telecom Corp. of New Zealand Ltd.	46,244	83,719

		136,203

Norway 1.9%
DnB NOR ASA (a)	4,512	48,980

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Norway (continued)
StatoilHydro ASA	1,200	$29,933

		78,913

Portugal 1.9%
Portugal Telecom SGPS SA	6,516	79,212

Singapore 3.8%
DBS Group Holdings Ltd.	1,892	20,571
Jardine Cycle & Carriage Ltd.	2,838	54,156
Olam International Ltd.	13,381	25,060
Oversea-Chinese Banking Corp., Ltd.	56	360
Singapore Airlines Ltd.	1,892	19,977
Wilmar International Ltd.	7,567	34,341

		154,465

Spain 3.2%
Abengoa SA	787	25,338
Banco Bilbao Vizcaya Argentaria SA	2,068	37,461
Banco Santander SA	2,613	42,931
Viscofan SA	954	24,206

		129,936

Sweden 2.2%
Cardo AB	640	19,155
Modern Times Group AB, Class B	291	14,401
Niscayah Group AB	4,435	9,162
Skandinaviska Enskilda Banken AB, Class A (a)	2,621	16,114
Volvo AB, Class B	3,982	33,926

		92,758

Switzerland 1.3%
Ascom Holding AG (a)	2,232	20,973
Helvetia Holding AG	53	16,369
Kuehne & Nagel International AG	172	16,638

		53,980

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom 16.6%
Ashtead Group PLC	14,598	$18,929
AstraZeneca PLC	363	17,056
Avis Europe PLC (a)	28,833	12,169
BBA Aviation PLC	16,988	44,748
BP PLC	6,658	64,391
BT Group PLC	7,801	16,891
Centrica PLC	3,403	15,369
Compass Group PLC	4,222	30,155
CSR PLC (a)	1,988	13,031
Davis Service Group PLC	2,702	17,314
Delta PLC	13,299	29,929
Dimension Data Holdings PLC	25,728	30,740
Galiform PLC (a)	7,814	9,226
HSBC Holdings PLC	1,378	15,726
IMI PLC	1,669	13,967
Kingfisher PLC	3,244	11,891
Meggitt PLC (a)	5,860	24,582
Misys PLC (a)	2,873	9,920
National Grid PLC	5,149	56,284
Restaurant Group PLC	5,060	15,148
Royal Dutch Shell PLC, Class B	2,029	59,125
RSA Insurance Group PLC	227	442
Scottish & Southern Energy PLC	2,183	40,794
Senior PLC	10,201	12,296
Serco Group PLC	1,946	16,544
TUI Travel PLC	4,083	16,805
Vodafone Group PLC	24,275	56,214
Weir Group PLC	1,074	12,311

		681,997

Total Common Stocks 99.2%		4,077,519

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Preferred Stocks 0.6%
Germany 0.6%
ProSiebenSat.1 Media AG	2,197	$25,438

Total Long-Term Investments 99.8% (Cost $3,624,563)		4,102,957

Repurchase Agreements 1.6%
Banc of America Securities ($24,488 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $24,488)		24,488
JPMorgan Chase & Co. ($39,684 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $39,684)		39,684
State Street Bank & Trust Co. ($828 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $828)		828

Total Repurchase Agreements 1.6% (Cost $65,000)		65,000

Total Investments 101.4% (Cost $3,689,563)		4,167,957

Foreign Currency 0.8% (Cost $33,664)		32,686

Liabilities in Excess of Other Assets (2.2%)		(88,939)

Net Assets 100.0%		$4,111,704

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $4,102,957.

(a)	Non-income producing security.
CVA — Certification Van Aandelen
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Forward foreign currency contracts are valued using quoted foreign exchange rates.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

		Level 2
		Other	Level 3
		Significant	Significant		Percent
	Level 1	Observable	Unobservable		of Net
Investments	Quoted Prices	Inputs	Inputs	Total	Assets

Investments in an Asset Position
Common and Preferred Stocks
Advertising	$—	$21,135	$—	$21,135	0.5%
Aerospace & Defense	—	24,582	—	24,582	0.6
Agricultural Products	—	53,567	—	53,567	1.3
Airlines	—	19,977	—	19,977	0.5
Airport Services	—	44,748	—	44,748	1.1
Apparel Retail	—	30,018	—	30,018	0.7
Apparel, Accessories & Luxury Goods	—	20,085	—	20,085	0.5
Application Software	—	9,920	—	9,920	0.2
Broadcasting & Cable TV	—	39,840	—	39,840	1.0
Casinos & Gaming	—	72,915	—	72,915	1.8
Communications Equipment	—	20,973	—	20,973	0.5
Computer & Electronics Retail	—	45,095	—	45,095	1.1
Construction & Engineering	—	125,546	—	125,546	3.1
Construction & Farm Machinery & Heavy Trucks	—	108,988	—	108,988	2.7
Construction Materials	—	52,484	—	52,484	1.3
Consumer Electronics	—	18,965	—	18,965	0.5
Data Processing & Outsourced Services	—	15,166	—	15,166	0.4
Department Stores	—	59,699	—	59,699	1.5
Distributors	—	91,959	—	91,959	2.2
Diversified Banks	—	630,155	—	630,155	15.3
Diversified Capital Markets	—	22,625	—	22,625	0.5
Diversified Chemicals	—	97,267	—	97,267	2.4
Diversified Commercial & Professional Services	—	26,476	—	26,476	0.6
Electric Utilities	—	153,275	—	153,275	3.7
Electrical Components & Equipment	—	95,868	—	95,868	2.3
Environmental & Facilities Services	—	16,544	—	16,544	0.4
Food Distributors	—	47,450	—	47,450	1.2
Food Retail	—	56,864	—	56,864	1.4
Health Care Equipment	—	52,316	—	52,316	1.3
Health Care Services	—	9,848	—	9,848	0.2
Health Care Supplies	—	8,884	—	8,884	0.2
Home Furnishing Retail	—	9,226	—	9,226	0.2
Home Improvement Retail	—	11,892	—	11,892	0.3
Hotels, Resorts & Cruise Lines	—	16,805	—	16,805	0.4
Household Appliances	—	25,159	—	25,159	0.6
Hypermarkets & Super Centers	—	12,983	—	12,983	0.3
Industrial Conglomerates	—	74,761	—	74,761	1.8
Industrial Machinery	—	88,257	—	88,257	2.1
Integrated Oil & Gas	—	273,009	—	273,009	6.6
Integrated Telecommunication Services	—	494,315	—	494,315	12.0
Internet Software & Services	—	18,554	—	18,554	0.5
Investment Banking & Brokerage	—	23,248	—	23,248	0.6
IT Consulting & Other Services	—	74,671	—	74,671	1.8

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

		Level 2
		Other	Level 3
		Significant	Significant		Percent
	Level 1	Observable	Unobservable		of Net
Investments	Quoted Prices	Inputs	Inputs	Total	Assets

Marine	$—	$16,638	$—	$16,638	0.4%
Movies & Entertainment	—	64,800	—	64,800	1.6
Multi-Line Insurance	—	35,814	—	35,814	0.9
Multi-Utilities	—	126,170	—	126,170	3.1
Oil & Gas Equipment & Services	—	25,814	—	25,814	0.6
Other Diversified Financial Services	—	26,759	—	26,759	0.7
Packaged Foods & Meats	—	68,051	—	68,051	1.7
Paper Products	—	21,705	—	21,705	0.5
Personal Products	—	17,291	—	17,291	0.4
Pharmaceuticals	—	33,088	—	33,088	0.8
Restaurants	—	57,868	—	57,868	1.4
Semiconductors	—	13,031	—	13,031	0.3
Specialty Chemicals	—	25,575	—	25,575	0.6
Steel	—	135,129	—	135,129	3.3
Technology Distributors	—	13,324	—	13,324	0.3
Trading Companies & Distributors	—	57,935	—	57,935	1.4
Trucking	—	25,197	—	25,197	0.6
Wireless Telecommunication Services	—	122,654	—	122,654	3.0
Repurchase Agreements	—	65,000	—	65,000	1.6

Total Investments in an Asset Position	$—	$4,167,957	$—	$4,167,957	101.4

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 101.5%
Aerospace & Defense 1.0%
Goodrich Corp.	209	$13,428
Precision Castparts Corp.	90	9,932

		23,360

Agricultural Products 0.7%
Archer-Daniels-Midland Co.	536	16,782

Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	142	8,340

Apparel, Accessories & Luxury Goods 1.6%
Coach, Inc.	1,019	37,224

Apparel Retail 2.7%
Aeropostale, Inc. (a)	324	11,032
Gap, Inc.	1,243	26,041
Ross Stores, Inc.	371	15,846
TJX Cos., Inc.	304	11,111

		64,030

Application Software 1.6%
Citrix Systems, Inc. (a)	430	17,892
Intuit, Inc. (a)	219	6,726
Salesforce.com, Inc. (a)	175	12,910

		37,528

Asset Management & Custody Banks 0.4%
Franklin Resources, Inc.	91	9,587

Automobile Manufacturers 1.6%
Fiat SpA — ADR (Italy) (a)	423	6,256
Ford Motor Co. (a)	884	8,840
Nissan Motor Co., Ltd. — ADR (Japan) (a)	1,282	22,602

		37,698

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Automotive Retail 2.8%
Advance Auto Parts, Inc.	234	$9,472
AutoZone, Inc. (a)	69	10,907
CarMax, Inc (a)	1,117	27,087
O’Reilly Automotive, Inc. (a)	482	18,374

		65,840

Biotechnology 0.3%
Gilead Sciences, Inc. (a)	168	7,271

Broadcasting & Cable TV 0.4%
CBS Corp., Class B	729	10,242

Broadcasting — Diversified 1.3%
DIRECTV, Class A (a)	938	31,282

Casinos & Gaming 0.3%
International Game Technology	407	7,639

Coal & Consumable Fuels 1.4%
Consol Energy, Inc.	266	13,247
Massey Energy Corp.	115	4,831
Yanzhou Coal Mining Co., Ltd. — ADR (China)	652	14,233

		32,311

Communications Equipment 1.0%
Juniper Networks, Inc. (a)	238	6,347
QUALCOMM, Inc.	383	17,718

		24,065

Computer & Electronics Retail 0.3%
Best Buy Co., Inc.	164	6,471

Computer Hardware 2.2%
Apple, Inc. (a)	184	38,798
Hewlett-Packard Co.	128	6,593
IBM Corp.	41	5,367

		50,758

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Computer Storage & Peripherals 3.1%
EMC Corp. (a)	928	$16,212
NetApp, Inc. (a)	507	17,436
Seagate Technology (Cayman Islands) (a)	1,037	18,863
Western Digital Corp. (a)	459	20,265

		72,776

Construction Materials 0.3%
Cemex SAB de CV — ADR (Mexico) (a)	683	8,073

Consumer Finance 0.4%
American Express Co.	253	10,252

Data Processing & Outsourced Services 1.3%
Affiliated Computer Services, Inc., Class A (a)	83	4,954
Fiserv, Inc. (a)	140	6,787
Iron Mountain, Inc. (a)	468	10,652
Wright Express Corp. (a)	261	8,316

		30,709

Department Stores 1.7%
Kohl’s Corp. (a)	544	29,338
Nordstrom, Inc.	289	10,861

		40,199

Diversified Banks 1.5%
Banco Bradesco SA — ADR (Brazil)	496	10,847
National Bank of Greece SA — ADR (Greece)	1,832	9,545
United Overseas Bank, Ltd. — ADR (Singapore)	531	14,836

		35,228

Diversified Chemicals 1.7%
Akzo Nobel NV — ADR (Netherlands)	161	10,674
BASF SE — ADR (Germany)	474	29,436

		40,110

Diversified Commercial & Professional Services 0.2%
SAIC, Inc. (a)	257	4,868

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Metals & Mining 4.2%
Anglo American PLC — ADR (United Kingdom) (a)	1,275	$27,642
Freeport-McMoRan Copper & Gold, Inc.	172	13,810
Peabody Energy Corp.	537	24,278
Southern Copper Corp.	282	9,280
Sterlite Industries India Ltd. — ADR (India)	1,208	22,010

		97,020

Education Services 0.7%
Apollo Group, Inc., Class A (a)	99	5,997
ITT Educational Services, Inc. (a)	101	9,692

		15,689

Electric Utilities 1.8%
Centrais Eletricas Brasileiras SA — ADR (Brazil)	707	14,911
Enersis SA — ADR (Chile)	604	13,807
Progress Energy, Inc.	179	7,341
Southern Co.	148	4,931

		40,990

Electrical Components & Equipment 0.4%
A.O. Smith Corp.	238	10,327

Electronic Components 0.7%
Kyocera Corp. — ADR (Japan)	178	15,762

Electronic Equipment Manufacturers 1.5%
Dolby Laboratories, Inc., Class A (a)	147	7,016
FUJIFILM Holdings Corp. — ADR (Japan)	345	10,419
LG.Philips LCD Co., Ltd. — ADR (Republic of Korea (South Korea))	1,015	17,184

		34,619

Electronic Manufacturing Services 0.7%
Flextronics International Ltd. (Singapore) (a)	1,126	8,231
Tyco Electronics Ltd. (Switzerland)	359	8,813

		17,044

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Environmental & Facilities Services 0.4%
Tetra Tech, Inc. (a)	362	$9,836

Gold 1.2%
AngloGold Ashanti Ltd. — ADR (South Africa)	159	6,389
Goldcorp, Inc. (Canada)	200	7,868
Newmont Mining Corp.	282	13,341

		27,598

Health Care Distributors 0.7%
McKesson Corp.	248	15,500

Health Care Equipment 1.8%
Edwards Lifesciences Corp. (a)	131	11,377
Hospira, Inc. (a)	174	8,874
Intuitive Surgical, Inc. (a)	45	13,650
Medtronic, Inc.	162	7,125

		41,026

Health Care Services 1.0%
Express Scripts, Inc. (a)	100	8,645
Mednax, Inc. (a)	153	9,197
Quest Diagnostics, Inc.	109	6,581

		24,423

Health Care Technology 0.4%
Cerner Corp. (a)	124	10,223

Home Furnishing Retail 0.8%
Bed Bath & Beyond, Inc. (a)	468	18,079

Hotels, Resorts & Cruise Lines 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	287	10,496

Household Products 0.6%
Clorox Co.	79	4,819
Kingfisher PLC — ADR (United Kingdom)	1,099	8,023

		12,842

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Independent Power Producers & Energy Traders 0.4%
AES Corp. (a)	750	$9,982

Industrial Conglomerates 0.9%
Koninklijke Philips Electronics NV (Netherlands)	684	20,137

Industrial Machinery 0.6%
Ingersoll-Rand PLC (Ireland)	369	13,188

Insurance Brokers 0.3%
Aon Corp.	205	7,860

Integrated Oil & Gas 2.6%
Chevron Corp.	194	14,936
Exxon Mobil Corp.	130	8,865
Nexen Inc. (Canada)	507	12,133
Occidental Petroleum Corp.	204	16,595
Petroleo Brasileiro SA — ADR (Brazil)	181	8,630

		61,159

Integrated Telecommunication Services 5.1%
AT&T, Inc.	300	8,409
BT Group PLC — ADR (United Kingdom)	271	5,891
China Telecom Corp., Ltd. — ADR (China)	227	9,402
Nippon Telegraph & Telephone Corp. — ADR (Japan)	243	4,797
Portugal Telecom SGPS SA — ADR (Portugal)	1,330	16,146
Qwest Communications International, Inc.	2,465	10,378
Telecomunicacoes de Sao Paulo SA — ADR (Brazil)	260	6,492
Telefonica SA — ADR (Spain)	130	10,858
Telekomunikasi Indonesia Tbk PT — ADR (Indonesia)	284	11,346
Telenor ASA — ADR (Norway) (a)	515	21,527
Verizon Communications, Inc.	395	13,086

		118,332

Internet Retail 2.7%
Amazon.com, Inc. (a)	217	29,191

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Internet Retail (continued)
Netflix, Inc. (a)	145	$7,995
Priceline.com, Inc. (a)	118	25,783

		62,969

Internet Software & Services 2.1%
eBay, Inc. (a)	351	8,262
Google, Inc., Class A (a)	64	39,679

		47,941

Investment Banking & Brokerage 0.8%
Goldman Sachs Group, Inc.	107	18,066

IT Consulting & Other Services 2.1%
Cognizant Technology Solutions Corp., Class A (a)	572	25,912
Infosys Technologies Ltd. — ADR (India)	413	22,826

		48,738

Life & Health Insurance 0.7%
Aflac, Inc.	337	15,586

Life Sciences Tools & Services 0.4%
Life Technologies Corp. (a)	160	8,357

Managed Health Care 1.8%
CIGNA Corp.	274	9,664
UnitedHealth Group, Inc.	469	14,295
WellPoint, Inc. (a)	300	17,487

		41,446

Metal & Glass Containers 0.4%
Owens-Illinois, Inc. (a)	249	8,185

Movies & Entertainment 2.0%
Time Warner, Inc.	456	13,288
Viacom, Inc., Class B (a)	1,155	34,338

		47,626

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Multi-Utilities 2.3%
Consolidated Edison, Inc.	129	$5,860
PG&E Corp.	250	11,163
PNM Resources, Inc.	522	6,603
Sempra Energy	368	20,601
Wisconsin Energy Corp.	99	4,933
Xcel Energy, Inc.	266	5,645

		54,805

Oil & Gas Drilling 1.1%
Diamond Offshore Drilling, Inc.	119	11,712
Noble Corp. (Switzerland)	363	14,774

		26,486

Oil & Gas Equipment & Services 1.6%
National-Oilwell Varco, Inc.	357	15,740
Tenaris, SA — ADR (Luxembourg)	531	22,647

		38,387

Oil & Gas Exploration & Production 2.9%
Anadarko Petroleum Corp.	369	23,033
CNOOC Ltd. — ADR (Hong Kong)	56	8,705
Southwestern Energy Co. (a)	240	11,568
Talisman Energy, Inc. (Canada)	1,285	23,953

		67,259

Other Diversified Financial Services 0.3%
JPMorgan Chase & Co.	190	7,917

Packaged Foods & Meats 1.4%
ConAgra Foods, Inc.	211	4,863
Del Monte Foods Co.	2,058	23,338
Hershey Co.	135	4,832

		33,033

Paper Packaging 1.0%
Rock-Tenn Co., Class A	472	23,794

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Paper Products 1.0%
International Paper Co.	844	$22,602

Pharmaceuticals 1.9%
Abbott Laboratories	161	8,692
Biovail Corp. (Canada)	388	5,417
Bristol-Myers Squibb Co.	781	19,720
Pfizer, Inc.	365	6,639
Teva Pharmaceutical Industries Ltd. — ADR (Israel)	88	4,944

		45,412

Property & Casualty Insurance 1.7%
Chubb Corp.	165	8,115
Travelers Cos., Inc.	336	16,753
XL Capital Ltd., Class A (Cayman Islands)	753	13,802

		38,670

Publishing 0.3%
McGraw-Hill Cos., Inc.	222	7,439

Railroads 0.5%
CSX Corp.	245	11,880

Restaurants 1.9%
Darden Restaurants, Inc.	266	9,329
McDonald’s Corp.	77	4,808
Starbucks Corp. (a)	1,040	23,982
Yum! Brands, Inc.	187	6,539

		44,658

Semiconductor Equipment 0.5%
ASML Holding NV (Netherlands)	318	10,841

Semiconductors 3.0%
Altera Corp.	303	6,857
Broadcom Corp., Class A (a)	263	8,271
Cree, Inc. (a)	269	15,164

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Semiconductors (continued)
Marvell Technology Group Ltd. (Bermuda) (a)	357	$7,408
Taiwan Semiconductor Manufacturing Co., Ltd. — ADR (Republic of China (Taiwan))	1,041	11,909
Texas Instruments, Inc.	338	8,808
United Microelectronics Corp. — ADR (Republic of China (Taiwan)) (a)	2,858	11,089

		69,506

Soft Drinks 1.5%
Coca Cola Hellenic Bottling Co. SA — ADR (Greece)	353	8,126
Coca-Cola Enterprises, Inc.	718	15,221
Fomento Economico Mexicano SA de CV, Class B — ADR (Mexico)	219	10,486

		33,833

Specialized Finance 0.4%
IntercontinentalExchange, Inc. (a)	81	9,096

Specialty Chemicals 0.6%
NewMarket Corp.	122	14,002

Specialty Stores 0.7%
Staples, Inc.	316	7,770
Tractor Supply Co. (a)	155	8,209

		15,979

Steel 0.4%
Cliffs Natural Resources, Inc.	227	10,462

Systems Software 3.5%
BMC Software, Inc. (a)	315	12,632
Check Point Software Technologies Ltd. (Israel) (a)	238	8,063
McAfee, Inc. (a)	372	15,092
Microsoft Corp.	696	21,221
Oracle Corp.	1,046	25,669

		82,677

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Tobacco 1.0%
Altria Group, Inc.	247	$4,849
Philip Morris International, Inc.	363	17,493

		22,342

Trading Companies & Distributors 0.3%
WW Grainger, Inc.	83	8,037

Wireless Telecommunication Services 1.2%
Mobile TeleSystems — ADR (Russia)	475	23,223
NTT DoCoMo, Inc. — ADR (Japan)	344	4,809

		28,032

Total Long-Term Investments 101.5% (Cost $2,104,149)		2,370,838

Repurchase Agreements 0.8%
Banc of America Securities ($6,781 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $6,781)		6,781
JPMorgan Chase & Co. ($10,990 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $10,990)		10,990
State Street Bank & Trust Co. ($229 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $229)		229

Total Repurchase Agreements 0.8% (Cost $18,000)		18,000

Total Investments 102.3% (Cost $2,122,149)		2,388,838

Liabilities in Excess of Other Assets (2.3%)		(53,566)

Net Assets 100.0%		$2,335,272

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

ADR —	American Depositary Receipt

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtain by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Common Stocks
Aerospace & Defense	$23,360	$—	$—	$23,360
Agricultural Products	16,782	—	—	16,782
Air Freight & Logistics	8,340	—	—	8,340
Apparel Retail	64,030	—	—	64,030
Apparel, Accessories & Luxury Goods	37,224	—	—	37,224
Application Software	37,528	—	—	37,528
Asset Management & Custody Banks	9,587	—	—	9,587
Automobile Manufacturers	37,698	—	—	37,698
Automotive Retail	65,840	—	—	65,840
Biotechnology	7,271	—	—	7,271
Broadcasting — Diversified	31,282	—	—	31,282
Broadcasting & Cable TV	10,242	—	—	10,242
Casinos & Gaming	7,639	—	—	7,639
Coal & Consumable Fuels	32,311	—	—	32,311

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Communications Equipment	24,065	—	—	24,065
Computer & Electronics Retail	6,471	—	—	6,471
Computer Hardware	50,758	—	—	50,758
Computer Storage & Peripherals	72,776	—	—	72,776
Construction Materials	8,073	—	—	8,073
Consumer Finance	10,252	—	—	10,252
Data Processing & Outsourced Services	30,709	—	—	30,709
Department Stores	40,199	—	—	40,199
Diversified Banks	35,228	—	—	35,228
Diversified Chemicals	40,110	—	—	40,110
Diversified Commercial & Professional Services	4,868	—	—	4,868
Diversified Metals & Mining	97,020	—	—	97,020
Education Services	15,689	—	—	15,689
Electric Utilities	40,990	—	—	40,990
Electrical Components & Equipment	10,327	—	—	10,327
Electronic Components	15,762	—	—	15,762
Electronic Equipment Manufacturers	34,619	—	—	34,619
Electronic Manufacturing Services	17,044	—	—	17,044
Environmental & Facilities Services	9,836	—	—	9,836
Gold	27,598	—	—	27,598
Health Care Distributors	15,500	—	—	15,500
Health Care Equipment	41,026	—	—	41,026
Health Care Services	24,423	—	—	24,423
Health Care Technology	10,223	—	—	10,223
Home Furnishing Retail	18,079	—	—	18,079
Hotels, Resorts & Cruise Lines	10,496	—	—	10,496
Household Products	12,842	—	—	12,842
Independent Power Producers & Energy Traders	9,982	—	—	9,982
Industrial Conglomerates	20,137	—	—	20,137
Industrial Machinery	13,188	—	—	13,188
Insurance Brokers	7,860	—	—	7,860
Integrated Oil & Gas	61,159	—	—	61,159
Integrated Telecommunication Services	118,332	—	—	118,332
Internet Retail	62,969	—	—	62,969
Internet Software & Services	47,941	—	—	47,941
Investment Banking & Brokerage	18,066	—	—	18,066
IT Consulting & Other Services	48,738	—	—	48,738
Life & Health Insurance	15,586	—	—	15,586
Life Sciences Tools & Services	8,357	—	—	8,357
Managed Health Care	41,446	—	—	41,446
Metal & Glass Containers	8,185	—	—	8,185
Movies & Entertainment	47,626	—	—	47,626
Multi-Utilities	54,805	—	—	54,805
Oil & Gas Drilling	26,486	—	—	26,486
Oil & Gas Equipment & Services	38,387	—	—	38,387
Oil & Gas Exploration & Production	67,259	—	—	67,259
Other Diversified Financial Services	7,917	—	—	7,917
Packaged Foods & Meats	33,033	—	—	33,033
Paper Packaging	23,794	—	—	23,794
Paper Products	22,602	—	—	22,602
Pharmaceuticals	45,412	—	—	45,412
Property & Casualty Insurance	38,670	—	—	38,670
Publishing	7,439	—	—	7,439
Railroads	11,880	—	—	11,880
Restaurants	44,658	—	—	44,658
Semiconductor Equipment	10,841	—	—	10,841
Semiconductors	69,506	—	—	69,506
Soft Drinks	33,833	—	—	33,833
Specialized Finance	9,096	—	—	9,096
Specialty Chemicals	14,002	—	—	14,002
Specialty Stores	15,979	—	—	15,979
Steel	10,462	—	—	10,462
Systems Software	82,677	—	—	82,677
Tobacco	22,342	—	—	22,342
Trading Companies & Distributors	8,037	—	—	8,037
Wireless Telecommunication Services	28,032	—	—	28,032
Repurchase Agreements	—	18,000	—	18,000

Total Investments in an Asset Position	$2,370,838	$18,000	$—	$2,388,838

Van Kampen O’Shaughnessy Small/Mid Cap Growth Fund
Portfolio of Investments ■ December 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 102.0%
Aerospace & Defense 1.2%
BE Aerospace, Inc. (a)	496	$11,656
GenCorp, Inc. (a)	2,299	16,093

		27,749

Agricultural Products 0.4%
Archer-Daniels-Midland Co.	300	9,393

Airlines 3.4%
Airtran Holdings, Inc. (a)	3,097	16,167
Alaska Air Group, Inc. (a)	475	16,416
Allegiant Travel Co. (a)	175	8,255
AMR Corp. (a)	903	6,980
Continental Airlines, Inc., Class B (a)	471	8,440
Delta Air Lines, Inc. (a)	1,206	13,724
UAL Corp. (a)	522	6,739

		76,721

Alternative Carriers 2.2%
TW Telecom, Inc., Class A (a)	1,476	25,299
Vonage Holdings Corp. (a)	17,061	23,885

		49,184

Aluminum 0.3%
Alcoa, Inc.	361	5,819

Apparel, Accessories & Luxury Goods 1.8%
Carter’s, Inc. (a)	478	12,547
Coach, Inc.	131	4,785
Hanesbrands, Inc. (a)	145	3,496
Jones Apparel Group, Inc.	862	13,844
Oxford Industries, Inc.	276	5,708

		40,380

Apparel Retail 5.0%
Aeropostale, Inc. (a)	184	6,265

	Number of
Description	Shares	Value

Apparel Retail (continued)
Chico’s FAS, Inc. (a)	1,928	$27,088
DSW, Inc., Class A (a)	515	13,328
Hot Topic, Inc. (a)	574	3,651
J Crew Group, Inc. (a)	126	5,637
Jos. A. Bank Clothiers, Inc. (a)	145	6,118
Stein Mart, Inc. (a)	2,727	29,070
Talbots, Inc. (a)	906	8,073
Urban Outfitters, Inc. (a)	385	13,471

		112,701

Application Software 1.4%
Blackboard, Inc. (a)	477	21,651
Salesforce.com, Inc. (a)	61	4,500
Smith Micro Software, Inc. (a)	671	6,133

		32,284

Auto Parts & Equipment 5.7%
American Axle & Manufacturing Holdings, Inc. (a)	3,314	26,578
Autoliv, Inc.	347	15,046
Drew Industries, Inc. (a)	606	12,514
Fuel Systems Solutions, Inc. (a)	255	10,516
Gentex Corp.	841	15,012
Modine Manufacturing Co. (a)	489	5,790
Standard Motor Products, Inc.	1,098	9,355
Tenneco, Inc. (a)	679	12,039
TRW Automotive Holdings Corp. (a)	965	23,044

		129,894

Automobile Manufacturers 2.7%
Ford Motor Co. (a)	3,578	35,780
Thor Industries, Inc.	801	25,151

		60,931

Automotive Retail 3.2%
Asbury Automotive Group, Inc. (a)	1,343	15,485

	Number of
Description	Shares	Value

Automotive Retail (continued)
AutoNation, Inc. (a)	789	$15,109
AutoZone, Inc. (a)	38	6,007
Group 1 Automotive, Inc. (a)	306	8,675
O’Reilly Automotive, Inc. (a)	175	6,671
PEP Boys-Manny, Moe & Jack	648	5,482
Sonic Automotive, Inc., Class A (a)	1,537	15,969

		73,398

Biotechnology 1.9%
Celgene Corp. (a)	244	13,586
Human Genome Sciences, Inc. (a)	231	7,069
Onyx Pharmaceuticals, Inc. (a)	186	5,457
United Therapeutics Corp. (a)	310	16,321

		42,433

Broadcasting—Diversified 0.3%
DIRECTV, Class A (a)	240	8,004

Building Products 1.6%
Armstrong World Industries, Inc. (a)	129	5,022
Gibraltar Industries, Inc. (a)	1,001	15,746
Trex Co., Inc. (a)	820	16,072

		36,840

Cable & Satellite 0.4%
Knology, Inc. (a)	835	9,143

Casinos & Gaming 1.3%
Las Vegas Sands Corp. (a)	896	13,386
Shuffle Master, Inc. (a)	1,142	9,410
WMS Industries, Inc. (a)	191	7,640

		30,436

Coal & Consumable Fuels 0.3%
Consol Energy, Inc.	153	7,619

	Number of
Description	Shares	Value

Communications Equipment 0.5%
Plantronics, Inc.	464	$12,055

Computer Storage & Peripherals 2.4%
Hutchinson Technology, Inc. (a)	682	6,997
Logitech International SA (Switzerland) (a)	222	3,796
Quantum Corp. (a)	7,939	23,261
SanDisk Corp. (a)	230	6,668
Synaptics, Inc. (a)	204	6,253
Western Digital Corp. (a)	176	7,770

		54,745

Construction & Farm Machinery & Heavy Trucks 2.6%
Caterpillar, Inc.	62	3,533
CNH Global NV (Netherlands) (a)	712	17,786
Joy Global, Inc.	99	5,108
Oshkosh Corp.	762	28,217
Tata Motors Ltd.—ADR (India)	306	5,159

		59,803

Construction Materials 0.6%
Cemex SAB de CV—ADR (Mexico) (a)	1,113	13,156

Consumer Finance 0.6%
Discover Financial Services	996	14,651

Department Stores 0.5%
Dillard’s, Inc., Class A	378	6,974
Nordstrom, Inc.	135	5,073

		12,047

Distillers & Vintners 0.4%
Central European Distribution Corp. (a)	300	8,523

Distributors 0.5%
LKQ Corp. (a)	526	10,304

	Number of
Description	Shares	Value

Diversified Chemicals 1.2%
Ashland, Inc.	342	$13,550
Cabot Corp.	506	13,272

		26,822

Diversified Metals & Mining 1.5%
Compass Minerals International, Inc.	159	10,683
Southern Copper Corp.	562	18,496
Teck Resources Ltd., Class B (Canada) (a)	157	5,490

		34,669

Drug Retail 0.6%
Rite Aid Corp. (a)	9,341	14,105

Education Services 2.0%
Apollo Group, Inc., Class A (a)	61	3,695
Corinthian Colleges, Inc. (a)	1,000	13,770
DeVry, Inc.	345	19,572
ITT Educational Services, Inc. (a)	39	3,742
Strayer Education, Inc.	20	4,250

		45,029

Electrical Components & Equipment 2.0%
American Superconductor Corp. (a)	544	22,250
First Solar, Inc. (a)	37	5,010
General Cable Corp. (a)	172	5,060
Suntech Power Holdings Co., Ltd.—ADR (Cayman Islands) (a)	764	12,705

		45,025

Electronic Components 0.2%
Technitrol, Inc.	965	4,227

Electronic Equipment Manufacturers 0.3%
Vishay Intertechnology, Inc. (a)	745	6,221

Electronic Manufacturing Services 0.8%
Flextronics International Ltd. (Singapore) (a)	1,476	10,789

	Number of
Description	Shares	Value

Electronic Manufacturing Services (continued)
Sanmina-SCI Corp. (a)	699	$7,710

		18,499

Fertilizers & Agricultural Chemicals 1.2%
Agrium, Inc. (Canada)	124	7,626
Monsanto Co.	56	4,578
Scotts Miracle-Gro Co., Class A	379	14,898

		27,102

Food Retail 0.2%
Whole Foods Market, Inc. (a)	127	3,486

Footwear 1.3%
Crocs, Inc. (a)	1,822	10,477
Skechers U.S.A., Inc., Class A (a)	669	19,675

		30,152

General Merchandise Stores 1.2%
99 Cents Only Stores (a)	1,137	14,861
Dollar Tree, Inc. (a)	99	4,782
Family Dollar Stores, Inc.	244	6,790

		26,433

Gold 0.3%
AngloGold Ashanti Ltd. — ADR (South Africa)	179	7,192

Health Care Equipment 1.9%
EV3, Inc. (a)	1,745	23,278
ResMed, Inc. (a)	106	5,541
Thoratec Corp. (a)	374	10,068
Zoll Medical Corp. (a)	188	5,023

		43,910

Health Care Facilities 0.6%
Health Management Associates, Inc., Class A (a)	650	4,726
Tenet Healthcare Corp. (a)	1,472	7,934

		12,660

	Number of
Description	Shares	Value

Health Care Services 0.2%
Medco Health Solutions, Inc. (a)	56	$3,579

Health Care Supplies 0.3%
Cooper Cos., Inc.	189	7,205

Health Care Technology 0.8%
Computer Programs & Systems, Inc.	391	18,006

Home Furnishing Retail 0.6%
Pier 1 Imports, Inc. (a)	1,201	6,113
Williams Sonoma, Inc.	411	8,541

		14,654

Home Furnishings 2.5%
La-Z-Boy, Inc. (a)	2,475	23,587
Leggett & Platt, Inc.	355	7,242
Tempur-Pedic International, Inc. (a)	1,138	26,891

		57,720

Household Products 1.0%
Central Garden & Pet Co., Class A (a)	2,270	22,564

Housewares & Specialties 0.9%
American Greetings Corp., Class A	924	20,134

Integrated Telecommunication Services 0.2%
Qwest Communications International, Inc.	884	3,722

Internet Retail 3.3%
Amazon.com, Inc. (a)	92	12,376
Blue Nile, Inc. (a)	112	7,093
Netflix, Inc. (a)	217	11,966
NutriSystem, Inc.	408	12,717
Priceline.com, Inc. (a)	138	30,153

		74,305

	Number of
Description	Shares	Value

Investment Banking & Brokerage 0.6%
BGC Partners, Inc., Class A	1,471	$6,796
Goldman Sachs Group, Inc.	41	6,922

		13,718

IT Consulting & Other Services 2.0%
MAXIMUS, Inc.	191	9,550
Unisys Corp. (a)	925	35,668

		45,218

Life & Health Insurance 0.8%
Protective Life Corp.	618	10,228
Prudential Financial, Inc.	183	9,106

		19,334

Life Sciences Tools & Services 0.4%
Bruker Corp. (a)	674	8,128

Metal & Glass Containers 0.3%
Owens-Illinois, Inc. (a)	210	6,903

Movies & Entertainment 0.3%
Warner Music Group Corp. (a)	1,342	7,596

Multi-Line Insurance 2.0%
Genworth Financial, Inc., Class A (a)	2,052	23,290
Hartford Financial Services Group, Inc.	451	10,490
Unitrin, Inc.	552	12,172

		45,952

Office Services & Supplies 0.6%
ACCO Brands Corp. (a)	1,897	13,810

Oil & Gas Exploration & Production 0.9%
Anadarko Petroleum Corp.	77	4,806
Berry Petroleum Co., Class A	358	10,436
Southwestern Energy Co. (a)	88	4,242

		19,484

	Number of
Description	Shares	Value

Packaged Foods & Meats 2.4%
Diamond Foods, Inc.	167	$5,935
Green Mountain Coffee Roasters, Inc. (a)	493	40,165
Lancaster Colony Corp.	77	3,827
Lance, Inc.	135	3,550

		53,477

Paper Packaging 0.5%
Rock-Tenn Co., Class A	222	11,191

Personal Products 0.5%
Elizabeth Arden, Inc. (a)	329	4,751
Herbalife Ltd. (Cayman Islands)	90	3,651
Nu Skin Enterprises, Inc., Class A	134	3,601

		12,003

Pharmaceuticals 0.4%
Par Pharmaceutical Cos., Inc. (a)	137	3,707
Valeant Pharmaceuticals International (a)	160	5,087

		8,794

Property & Casualty Insurance 0.6%
CNA Financial Corp. (a)	156	3,744
XL Capital Ltd., Class A (Cayman Islands)	526	9,642

		13,386

Publishing 4.6%
Belo Corp., Ser A	2,420	13,165
Gannett Co., Inc.	1,151	17,092
McClatchy Co., Class A	4,383	15,516
Valassis Communications, Inc. (a)	3,190	58,249

		104,022

Real Estate Management & Development 2.0%
CB Richard Ellis Group, Inc., Class A (a)	1,622	22,011
Jones Lang LaSalle, Inc.	371	22,408

		44,419

	Number of
Description	Shares	Value

Regional Banks 0.3%
Fifth Third Bancorp	688	$6,708

Restaurants 4.7%
Brinker International, Inc.	245	3,655
Buffalo Wild Wings, Inc. (a)	337	13,571
Cheesecake Factory, Inc. (a)	325	7,017
Chipotle Mexican Grill, Inc., Class A (a)	74	6,524
Cracker Barrel Old Country Store, Inc.	336	12,765
Darden Restaurants, Inc.	322	11,293
DineEquity, Inc. (a)	405	9,837
Ruby Tuesday, Inc. (a)	2,567	18,482
Steak N Shake Co. (a)	42	13,613
Wendy’s/Arby’s Group, Inc., Class A	2,161	10,135

		106,892

Semiconductor Equipment 3.4%
Amkor Technology, Inc. (a)	2,655	19,010
Cymer, Inc. (a)	327	12,550
FEI Co. (a)	388	9,064
Tessera Technologies, Inc. (a)	398	9,262
Varian Semiconductor Equipment Associates, Inc. (a)	366	13,132
Veeco Instruments, Inc. (a)	434	14,339

		77,357

Semiconductors 1.6%
Applied Micro Circuits Corp. (a)	1,250	9,337
Micron Technology, Inc. (a)	682	7,202
RF Micro Devices, Inc. (a)	2,999	14,305
Silicon Laboratories, Inc. (a)	117	5,656

		36,500

Soft Drinks 2.0%
Cott Corp. (Canada) (a)	4,289	35,170
Hansen Natural Corp. (a)	271	10,406

		45,576

	Number of
Description	Shares	Value

Specialty Chemicals 0.7%
Ferro Corp.	646	$5,323
NewMarket Corp.	84	9,641

		14,964

Specialty Stores 0.2%
Jo-Ann Stores, Inc. (a)	127	4,602

Steel 0.6%
Cliffs Natural Resources, Inc.	306	14,104

Systems Software 1.1%
BMC Software, Inc. (a)	90	3,609
CA, Inc.	323	7,255
Rovi Corp. (a)	422	13,449

		24,313

Tires & Rubber 1.0%
Cooper Tire & Rubber Co.	1,163	23,318

Trucking 0.8%
Avis Budget Group, Inc. (a)	1,391	18,250

Wireless Telecommunication Services 0.4%
American Tower Corp., Class A (a)	197	8,512

Total Long-Term Investments 102.0% (Cost $2,015,542)		2,314,165

Repurchase Agreements 3.1%
Banc of America Securities ($26,372 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/09, to be sold on 01/04/10 at $26,372)		26,372
JPMorgan Chase & Co. ($42,736 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $42,736)		42,736

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($892 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 12/31/09, to be sold on 01/04/10 at $892)	$892

Total Repurchase Agreements 3.1% (Cost $70,000)	70,000

Total Investments 105.1% (Cost $2,085,542)	2,384,165

Liabilities in Excess of Other Assets (5.1%)	(115,267)

Net Assets 100.0%	$2,268,898

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position
Common Stocks
Aerospace & Defense	$27,749	$—	$—	$27,749
Agricultural Products	9,393	—	—	9,393
Airlines	76,721	—	—	76,721
Alternative Carriers	49,184	—	—	49,184
Aluminum	5,819	—	—	5,819
Apparel, Accessories & Luxury Goods	40,380	—	—	40,380
Apparel Retail	112,701	—	—	112,701
Application Software	32,284	—	—	32,284
Auto Parts & Equipment	129,894	—	—	129,894
Automobile Manufacturers	60,931	—	—	60,931
Automotive Retail	73,398	—	—	73,398
Biotechnology	42,433	—	—	42,433
Broadcasting — Diversified	8,004	—	—	8,004
Building Products	36,840	—	—	36,840
Cable & Satellite	9,143	—	—	9,143
Casinos & Gaming	30,436	—	—	30,436

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Coal & Consumable Fuels	7,619	—	—	7,619
Communications Equipment	12,055	—	—	12,055
Computer Storage & Peripherals	54,745	—	—	54,745
Construction & Farm Machinery & Heavy Trucks	59,803	—	—	59,803
Construction Materials	13,156	—	—	13,156
Consumer Finance	14,651	—	—	14,651
Department Stores	12,047	—	—	12,047
Distillers & Vintners	8,523	—	—	8,523
Distributors	10,304	—	—	10,304
Diversified Chemicals	26,822	—	—	26,822
Diversified Metals & Mining	34,669	—	—	34,669
Drug Retail	14,105	—	—	14,105
Education Services	45,029	—	—	45,029
Electrical Components & Equipment	45,025	—	—	45,025
Electronic Components	4,227	—	—	4,227
Electronic Equipment Manufacturers	6,221	—	—	6,221
Electronic Manufacturing Services	18,499	—	—	18,499
Fertilizers & Agricultural Chemicals	27,102	—	—	27,102
Food Retail	3,486	—	—	3,486
Footwear	30,152	—	—	30,152
General Merchandise Stores	26,433	—	—	26,433
Gold	7,192	—	—	7,192
Health Care Equipment	43,910	—	—	43,910
Health Care Facilities	12,660	—	—	12,660
Health Care Services	3,579	—	—	3,579
Health Care Supplies	7,205	—	—	7,205
Health Care Technology	18,006	—	—	18,006
Home Furnishing Retail	14,654	—	—	14,654
Home Furnishings	57,720	—	—	57,720

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Household Products	22,564	—	—	22,564
Housewares & Specialties	20,134	—	—	20,134
Integrated Telecommunication Services	3,722	—	—	3,722
Internet Retail	74,305	—	—	74,305
Investment Banking & Brokerage	13,718	—	—	13,718
IT Consulting & Other Services	45,218	—	—	45,218
Life & Health Insurance	19,334	—	—	19,334
Life Sciences Tools & Services	8,128	—	—	8,128
Metal & Glass Containers	6,903	—	—	6,903
Movies & Entertainment	7,596	—	—	7,596
Multi-Line Insurance	45,952	—	—	45,952
Office Services & Supplies	13,810	—	—	13,810
Oil & Gas Exploration & Production	19,484	—	—	19,484
Packaged Foods & Meats	53,477	—	—	53,477
Paper Packaging	11,191	—	—	11,191
Personal Products	12,003	—	—	12,003
Pharmaceuticals	8,794	—	—	8,794
Property & Casualty Insurance	13,386	—	—	13,386
Publishing	104,022	—	—	104,022
Real Estate Management & Development	44,419	—	—	44,419
Regional Banks	6,708	—	—	6,708
Restaurants	106,892	—	—	106,892
Semiconductor Equipment	77,357	—	—	77,357
Semiconductors	36,500	—	—	36,500
Soft Drinks	45,576	—	—	45,576
Specialty Chemicals	14,964	—	—	14,964
Specialty Stores	4,602	—	—	4,602
Steel	14,104	—	—	14,104
Systems Software	24,313	—	—	24,313
Tires & Rubber	23,318	—	—	23,318

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Trucking	18,250	—	—	18,250
Wireless Telecommunication Services	8,512	—	—	8,512
Repurchase Agreements	—	70,000	—	70,000

Total Investments in an Asset Position	$2,314,165	$70,000	$—	$2,384,165

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Partners Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	February 18, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	February 18, 2010

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	February 18, 2010